Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
The BeeHive ETF
Shareholder Report [Line Items]
Fund Name	The BeeHive ETF
Class Name	The BeeHive ETF
Trading Symbol	BEEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The BeeHive ETF (the "Fund") for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.thebeehiveetf.com. You can also request this information by contacting us at (855) 751-6999 or by writing to The BeeHive ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 751-6999
Additional Information Website	www.thebeehiveetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The BeeHive ETF	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

For the fiscal year ended 12/31/2025, The BeeHive ETF's NAV returned 14.38%, net of fees, compared to the S&P 500 Total Return Index and the S&P 500 Equal Weighted Index, which increased +17.88% and +11.43%, respectively. The fund invests in a diversified group of companies with quality management, a proven track record, competitive advantages, sound financials and the opportunity for the growth. In 2025, this strategy was challenged by the market's leadership, as the S&P 500, which is a capitalization-weighted index, again beat the S&P 500 Equal Weight, which we believe is a better measure of the performance of the average stock and highlights the still narrow market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Year	10 Year
The BeeHive ETF	14.38%	6.08%	6.65%
S&P 500 Equal Weight TR	11.43%	10.47%	11.71%
S&P 500 TR	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.thebeehiveetf.com for more recent performance information.
Net Assets	$ 186,654,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,435,166
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$186,654
Number of Holdings	34
Total Advisory Fee	$1,435,166
Portfolio Turnover Rate	31%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of total net assets)
Microsoft Corp.	8.9
Alphabet, Inc. - Class A	7.9
Amazon.com, Inc.	5.5
Apple, Inc.	4.6
Airbus SE	3.8
Oracle Corp.	3.7
Danaher Corp.	3.6
Aon PLC	3.5
Intercontinental Exchange, Inc.	3.3
Franco-Nevada Corp.	3.2